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                                                                        497(j)
                                                                       2-94479

                JEFFERSON PILOT VARIABLE FUND, INC.
                         ONE GRANITE PLACE
                         CONCORD, NH 03110

September 7, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

     RE: Jefferson Pilot Variable Fund, Inc. File No. 2-94479

Commissioners:

Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Fund's registration statement which was filed electronically on August 30, 2004.

Please call the undersigned at 603-226-5706 if you have any questions.

                                                    Sincerely,
                                                /s/ Craig Moreshead
                                                -------------------
                                                    Craig Moreshead

cc: Michael Koeffler, Esq.
    Securities and Exchange Commission